UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-3904
                                   --------

 Value Line  Tax Exempt Fund,Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: February 28, 2004
                         -----------------

Date of reporting period: August 31, 2003
                          ---------------


Item 1.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.


Item 2.  Code of Ethics
------   --------------

         Not applicable.


Item 3.  Audit Committee Financial Expert.
------   --------------------------------
         Not applicable.


Item 9.  Controls and Procedures.
------   -----------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  Exhibits.
-------   --------

         (a)      Not applicable.

         (b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -------------------
       Jean B. Buttner, President


Date:  October 31, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       ---------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: October 31, 2003
      ----------------

================================================================================

INVESTMENT ADVISER      Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

DISTRIBUTOR             Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

CUSTODIAN BANK          State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

SHAREHOLDER             State Street Bank and Trust Co.
SERVICING AGENT         c/o NFDS
                        P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT             PricewaterhouseCoopers LLP
ACCOUNTANTS             1177 Avenue of the Americas
                        New York, NY 10036

LEGAL COUNSEL           Peter D. Lowenstein, Esq.
                        Two Sound View Drive, Suite 100
                        Greenwich, CT 06830

DIRECTORS               Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Marion N. Ruth
                        Nancy-Beth Sheerr

OFFICERS                Jean Bernhard Buttner
                        CHAIRMAN AND PRESIDENT

                        Charles Heebner
                        VICE PRESIDENT

                        Bradley T. Brooks
                        VICE PRESIDENT

                        David T. Henigson
                        VICE PRESIDENT AND
                        SECRETARY/TREASURER

                        Joseph Van Dyke
                        ASSISTANT SECRETARY/TREASURER

                        Stephen La Rosa
                        ASSISTANT SECRETARY/TREASURER

AN INVESTMENT IN THE VALUE LINE TAX EXEMPT FUND, INC. MONEY MARKET PORTFOLIO IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL MAINTAIN ITS $1.00 PER SHARE NET ASSET VALUE.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #527649

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

                                   VALUE LINE

                                   TAX EXEMPT
                                   FUND, INC.

                                     [LOGO]

THE VALUE LINE TAX EXEMPT FUND, INC.
                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

During the six months ended August 31, 2003 prices of fixed-income securities were very volatile. Prices rose as yields fell until the middle of June. Then, prices fell as yields rose until August 31, 2003. As a result, there was a net decline in prices and an increase in yields from February 28th to August 31st. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(1), increased from 5.04% on February 28, 2003 to 5.19% on August 31, 2003. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, also rose from 4.67% to 5.22%. The increase in interest rates was the result of stronger economic growth, rising stock prices, and a growing U.S. government deficit. The Federal Reserve reduced the Federal Funds rate only once from 1.25% to 1.00% on June 25th of this year.

Currently, a 30-year triple A rated municipal bond yields 4.88%, which is 96% of the 5.10% yield of the 30-year Treasury bond. A 4.88% tax-exempt yield is equivalent to a 7.51% taxable yield for individuals in the 35% tax bracket. This high ratio of yields between tax-exempt to taxable bonds makes municipal bonds extremely attractive as income vehicles for investors.

NATIONAL BOND PORTFOLIO

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(2). For the six months ended August 31, 2003, the Portfolio's total return was -1.91% versus -0.21% for the Lehman Brothers Municipal Bond Index(3). Since its inception in March 1984, the total return for the National Bond Portfolio, assuming the reinvestment of all dividends over that period, has been 287.50%. This is equivalent to an average annual total return of 7.22%(4).

We continue to emphasize bonds with high quality and with call protection(5) in order to maintain and maximize shareholder income without sacrificing safety of principal. About 92% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 20% of the Portfolio is invested in non-callable bonds, mostly with high coupons. The Portfolio's highest concentrations of investments are in the insured and housing-revenue sectors respectively. Management continually monitors the Portfolio's duration(6) and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Bond Index.

MONEY MARKET PORTFOLIO

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00(7) per share. The Portfolio consists only of securities that carry the highest two ratings of the major credit-rating agencies. The 7-day average yield was 0.05% as of August 31, 2003.

All short-term rates rose during the six months ended August 31, 2003. Short-term, tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, increased from 1.10% on February 28, 2003 to 1.17% on August 31, 2003. During this same period of time, the yield on the one-year Treasury Index increased from 1.24% to 1.35%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low

--------------------------------------------------------------------------------
2

                                            THE VALUE LINE TAX EXEMPT FUND, INC.
TAX EXEMPT FUND SHAREHOLDERS
--------------------------------------------------------------------------------

transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                                       Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       CHAIRMAN and PRESIDENT

October 17, 2003

--------------------------------------------------------------------------------
(1) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY THE 30-YEAR TREASURY BOND.
(2) INCOME FROM BOTH PORTFOLIOS MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY ARE FULLY TAXABLE.
(3) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(4) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
(5) CALL-PROTECTION REFERS TO THE INABILITY OF THE ISSUER TO REDEEM A BOND FOR A NUMBER OF YEARS AFTER BEING ISSUED BUT PRIOR TO MATURITY.
(6) DURATION (HERE REFERRING TO THE EFFECTIVE DURATION) IS A STATISTICAL TERM USED TO MEASURE THE PRICE SENSITIVITY OF A BOND INDEX, OR PORTFOLIO, TO CHANGES IN INTEREST RATES. THE HIGHER THE DURATION, THE GREATER THE PRICE CHANGE ACCOMPANYING ANY CHANGE IN INTEREST RATES. FOR EXAMPLE, IF A FUND HAS A MODIFIED DURATION OF SEVEN (YEARS), THE PRICE OF THE FUND WOULD BE EXPECTED TO RISE OR FALL 7% FOR EVERY 1.0 PERCENTAGE POINT DROP OR RISE, RESPECTIVELY, IN INTEREST RATES. PRICES MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES.
(7) AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, has started to exhibit more spirit. Indeed, the U.S. gross domestic product, underpinned by a selective recovery in manufacturing, generally strong housing demand, and healthy retail spending levels now seems poised to increase by 4%, or so, in the second half of this year. There are pockets of weakness around, most notably in the employment area where jobless totals remain quite high. Overall, though, the economic picture is materially brighter than it was earlier in 2003 when talk of a possible double-dip recession was still being heard.

Meanwhile, the ongoing support of the Federal Reserve Board, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the help needed for the U.S. economy to continue pushing forward nicely in 2004, when we expect GDP growth to average upwards of 4%.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a sharp rise in oil and gas prices stemming from a further serious conflict in the Middle East or severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should remain in check through the latter years of this decade. Long-term interest rates, which moved higher for a time during the past several months, as the economy perked up, should stabilize at just modestly higher levels over the next several years.

PERFORMANCE DATA:*

                                          NATIONAL BOND
                                            PORTFOLIO
                                      ---------------------
                                       AVERAGE   GROWTH OF
                                        ANNUAL   AN ASSUMED
                                        TOTAL    INVESTMENT
                                        RETURN   OF $10,000
                                      ---------  ----------
 1 year ended 8/31/03 ..........         0.64%    $10,064
 5 years ended 8/31/03 .........         3.83%    $12,067
10 years ended 8/31/03 .........         4.59%    $15,662


                                          MONEY MARKET
                                            PORTFOLIO
                                      ---------------------
                                       AVERAGE   GROWTH OF
                                        ANNUAL   AN ASSUMED
                                        TOTAL    INVESTMENT
                                        RETURN   OF $10,000
                                      ---------  ----------
 1 year ended 8/31/03 ...............    0.28%    $10,028
 5 years ended 8/31/03 ..............    1.55%    $10,800
10 years ended 8/31/03 ..............    2.02%    $12,216
                                         ----     -------
 7 day current yield (8/31/03)(1) ...    0.05%

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

(1) THE FUND'S CURRENT YIELD REFERS TO THE INCOME GENERATED BY AN INVESTMENT IN THE FUND OVER A SEVEN-DAY PERIOD, WHICH IS THEN ANNUALIZED. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

--------------------------------------------------------------------------------
4

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                              AUGUST 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                NATIONAL BOND PORTFOLIO                              RATING        VALUE
--------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (90.5%)
                ALASKA (3.4%)
 $1,815,000     Anchorage General Obligation Unlimited, Ser. B, 5%, 9/1/20 ................     Aaa       $1,845,020
                Housing Finance Corp.:
  1,115,000      Collateralized Veteran's Mortgage Revenue,
                 1st Ser., 6.00%, 6/1/15 ..................................................     Aaa        1,176,258
  1,350,000      Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17 ....................     Aaa        1,393,079
    600,000     International Airports Revenues, Ser. B, 5.75%, 10/1/17 ...................     Aaa          656,352
                                                                                                          ----------
                                                                                                           5,070,709
                                                                                                          ----------
                ARIZONA (2.9%)
  3,080,000     Maricopa County, Industrial Development Authority, Single-Family
                Mortgage Revenue, Ser. 1998 B, 6.20%, 12/1/30 .............................     Aaa        3,199,227
  1,000,000     School Facilities, Certificates of Participation, Ser. B, 5%, 9/1/10 ......     Aaa        1,092,670
                                                                                                          ----------
                                                                                                           4,291,897
                                                                                                          ----------
                ARKANSAS (0.3%)
    500,000     State Development Financial Authority, Single-Family
                Mortgage Revenue, Mortgage-Backed, Securities Program,
                Ser. D, 5.30%, 7/1/24 .....................................................     AAA*         500,520
                CALIFORNIA (1.6%)
  2,350,000     Santa Clara Redevelopment Agency Tax Allocation,
                Bayshore North Project, 5%, 6/1/20 ........................................     Aaa        2,391,595
                COLORADO (1.0%)
  1,500,000     Denver Convention Center, Hotel Authority Revenue,
                Ser. A, 5.00%, 12/1/21 ....................................................     Aaa        1,507,065
                DISTRICT OF COLUMBIA (2.7%)
  4,665,000     District of Columbia, Settlement Financing Corp.,
                Asset Backed Revenue, 6.25%, 5/15/24 ......................................      A1        3,969,542
                FLORIDA (3.9%)
  2,300,000     Lakeland Energy System, Revenue Bonds, Ser. B, 5.50%, 10/1/40 .............     Aaa        2,600,357
  2,220,000     Orlando, Utilities Commission, Water & Electric Revenue,
                Ser. C, 5.25%, 10/1/22 ....................................................     Aa2        2,284,535
    950,000     Pinellas County, Housing Finance Authority Single Family
                Mortgage Revenue, 5.30%, 9/1/21 ...........................................     Aaa          957,762
                                                                                                          ----------
                                                                                                           5,842,654
                                                                                                          ----------

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                                                                               5

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                           NATIONAL BOND PORTFOLIO                        RATING        VALUE
---------------------------------------------------------------------------------------------------------
                HAWAII (4.8%)
                Department of Budget and Finance, Special Purpose
                Mortgage Revenue:
 $1,600,000      Electric Co and Subsidiary Project -B, 5%, 12/1/22 ............     Aaa       $1,557,440
  2,000,000      Kapiolani Health Care System, 6.40%, 7/1/13 ...................     Aaa        2,351,320
  3,000,000     General Obligation Unlimited, Ser. DA, 5.25%, 9/1/20 ...........     Aaa        3,125,640
                                                                                               ----------
                                                                                                7,034,400
                                                                                               ----------
                IDAHO (0.3%)
    510,000     Housing and Finance Association, Single Family Mortgage
                Revenue, Ser. B-CL I, 4.95%, 7/1/23 ............................     Aaa          494,425
                ILLINOIS (5.0%)
  1,270,000     Chicago Motor Fuel Tax Revenue, Ser. A, 5.00%, 1/1/22 ..........     Aaa        1,270,889
    795,000     Chicago Single Family Mortgage Revenue, Collateralized,
                Ser. C-1, 6.30%, 9/1/29 ........................................     Aaa          823,143
  2,000,000     Educational Facilities Authority Revenue, DePaul University,
                5.50%, 10/1/17 .................................................     Aaa        2,154,840
  1,540,000     Illinois State, Sales Tax Revenue, 5.25%, 6/15/21 ..............     Aa3        1,591,097
  1,500,000     Illinois State, General Obligations Unlimited, First Series,
                5.375%, 7/1/20 .................................................     Aaa        1,570,230
                                                                                               ----------
                                                                                                7,410,199
                                                                                               ----------
                INDIANA (3.2%)
  1,000,000     Housing Finance Authority, Single Family Mortgage Revenue,
                Ser. A, 4.90%, 7/1/22 ..........................................     Aaa          960,000
  3,000,000     Office Building Commission, Capital Complex, Revenue,
                Ser. B, 7.40%, 7/1/15 ..........................................     Aaa        3,831,690
                                                                                               ----------
                                                                                                4,791,690
                                                                                               ----------
                IOWA (0.6%)
    860,000     Financial Authority Single Family Mortgage Revenue,
                Ser. A, 500%, 7/1/22 ...........................................     Aaa          838,431
                KENTUCKY (0.7%)
  1,000,000     Asset and Liability Community General Funding Revenue,
                Project Notes, Ser. A, 5.00%, 7/15/10 ..........................     Aaa        1,092,160
                MARYLAND (0.2%)
    250,000     Prince George County, Industrial Development Authority Lease
                Revenue, Upper Marlboro Justice-B, 2.00%, 6/30/04 ..............     Aaa          252,158

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6

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                             NATIONAL BOND PORTFOLIO                           RATING        VALUE
--------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (6.7%)
 $4,675,000     Development Finance Agency, Revenue, Boston University,
                Ser. P, 6.00%, 5/15/59 ..............................................      A3       $4,947,225
  2,000,000     General Obligations Limited, Ser. C, 5.50%, 11/1/20 .................     Aaa        2,248,560
  2,900,000     Housing Finance Agency, Single Family Revenue,
                Ser. 98, 4.875%, 6/1/23 .............................................     Aa2        2,782,521
                                                                                                    ----------
                                                                                                     9,978,306
                                                                                                    ----------
                MINNESOTA (0.7%)
    980,000     Housing Finance Agency, Single Family Mortgage Revenue,
                Ser. A, 5.35%, 7/1/17 ...............................................     Aaa          991,446
                MISSISSIPPI (0.8%)
  1,175,000     Home Corp. Single Family Revenue, Ser. A-2, 5.30%, 12/1/23 ..........     Aaa        1,174,318
                NEBRASKA (0.5%)
    725,000     Investment Finance Authority, Single Family Mortgage Revenue,
                Ser. D, 5.25%, 9/1/22 ...............................................     AAA*         722,405
                NEVADA (0.7%)
  1,000,000     Las Vegas General Obligation Limited, Tax Package, Ser. A,
                5.25%, 12/1/20 ......................................................     Aaa        1,039,300
                NEW JERSEY (1.4%)
  2,520,000     Tobacco Settlement Financing Corp., Asset Backed Revenue,
                5.75%, 6/1/32 .......................................................      A1        1,990,195
                NORTH DAKOTA (1.3%)
                Housing Finance Agency, Housing Finance Program,
                Home Mortgage Finance Program Refunding Bonds:
    820,000      Ser. A, 6.20%, 7/1/14 ..............................................     Aa3          848,593
  1,000,000      Ser. B, 5.30%, 7/1/24 ..............................................     Aa2          999,420
                                                                                                    ----------
                                                                                                     1,848,013
                                                                                                    ----------
                OHIO (1.5%)
  1,320,000     Housing Finance Agency, Residential Mortgage Revenue,
                2000 Ser. G, 5.625%, 9/1/16 .........................................     Aaa        1,382,647
    880,000      Ser. A-2, 5.50%, 9/1/22 ............................................     Aaa          899,175
                                                                                                    ----------
                                                                                                     2,281,822
                                                                                                    ----------
                OREGON (2.1%)
  3,000,000     Klamath Falls, Senior Lien Electric Revenue Refunding,
                Klamath Cogen:
                5.50%,1/1/07 ........................................................      NR(4)     3,147,780

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                                                                               7

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                               NATIONAL BOND PORTFOLIO                             RATING        VALUE
------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (3.1%)
 $4,000,000     Washington County Authority, Capital Funding Revenue,
                Capital Project and Equipment Program, 6.15%, 12/1/29 ...................     Aaa       $4,514,400
                PUERTO RICO (6.2%)
                Commonwealth Highway & Transit Authority, Highway Revenue,
  7,000,000      Ser. AA, 5%, 7/1/26 ....................................................     Aaa        7,573,650
  1,500,000      Ser. AA, 5%, 7/1/35 ....................................................     Aaa        1,632,390
                                                                                                        ----------
                                                                                                         9,206,040
                                                                                                        ----------
                RHODE ISLAND (1.3%)
  1,950,000     Housing and Mortgage Finance Corporation Homeownership
                Opportunity Revenue, Ser. 40-A, 4.9%, 4/1/22 ............................     Aa2        1,888,400
                SOUTH DAKOTA (4.0%)
  1,500,000     Housing Development Authority, Homeownership Mortgage
                Revenue, Ser. C, 5.35%, 5/1/22 ..........................................     Aa1        1,524,015
  1,500,000     Housing Development Authority, Homeownership Mortgage
                Revenue, Ser. D, 5.25%, 5/1/17 ..........................................     Aa1        1,532,865
    145,000     Housing Development Authority, Homeownership Mortgage
                Revenue, 2000 Ser. E, 6.25%, 5/1/21 .....................................     Aa1          150,664
  1,500,000     Housing Development Authority, Homeownership Mortgage
                Revenue, Ser. H, 5.70%, 5/1/17 ..........................................     Aa1        1,560,045
  1,200,000     Housing Development Authority, Multiple Purpose Revenue,
                Ser. B, 5.10%, 11/1/20 ..................................................     Aaa        1,197,468
                                                                                                        ----------
                                                                                                         5,965,057
                                                                                                        ----------
                TEXAS (19.6%)
  1,500,000     Brazos River Authority, Revenue, Houston Industries, Inc.
                Ser. D, 4.90%, 10/1/15 ..................................................     Aaa        1,554,000
  1,990,000     Bexar County Revenue, Venue Project, 5.75%, 8/15/22 .....................     Aaa        2,174,891
  1,835,000     Galveston County, General Obligation Limited, Ser. C,
                5.25%, 2/1/21 ...........................................................     Aaa        1,892,711
  2,060,000     Harris County, Senior-Lien Toll Road, Revenue, 5.375%, 8/15/22 ..........     Aaa        2,142,359
  1,000,000     Houston Airport System, Revenue, Sub Lien, 5.50%, 7/1/20 ................     Aaa        1,058,740
  1,750,000     Houston Housing Finance Corp., Revenue Bonds, Concord at
                Palm Center Apartments-A, 4.85%, 5/1/23 .................................     AAA*       1,666,717
  2,000,000     Houston, Public Improvement General Obligation Limited,
                5.25%, 3/1/21 ...........................................................     Aaa        2,055,220
  1,970,000     Irving Independent School District, General Obligation Unlimited,
                5.00%, 2/15//19 .........................................................     Aaa        2,011,666

--------------------------------------------------------------------------------
8

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                NATIONAL BOND PORTFOLIO                             RATING        VALUE
-------------   ----------------------------------------------------------------------------------------------------
 $2,240,000     La Marque, Independent School District, General Obligation
                Unlimited, 5.25%, 2/15/22 ................................................     Aaa       $ 2,298,733
  3,000,000     Lubbock, Housing Finance Corp., Single Family Mortgage
                Revenue, Refunding, Ser. A, 8.00%, 10/1/21 ...............................     AAA*        4,118,760
  1,800,000     Mansfield Independent School District, School Building,
                General Obligation Unlimited, 5.00%, 2/15/20 .............................     Aaa         1,835,316
  1,980,000     Public Finance Authority, Revenue, Southern University
                Financing System, 5.00%, 5/1/21 ..........................................     Aaa         1,994,969
                State Affordable Housing Corporation, Multifamily Revenue,
    979,000      Ser. A, 6.75%, 8/20/21 ..................................................     Aaa         1,070,458
  1,500,000      Ser. A, 5.40%, 9/1/22 ...................................................     Aaa         1,536,015
  1,590,000     University, University Revenue, Ser. A, 5.25%, 8/15/20 ...................     Aaa         1,691,410
                                                                                                         -----------
                                                                                                          29,101,965
                                                                                                         -----------
                UTAH (0.7%)
  1,000,000     Housing Corp., Single Family Mortgage, Revenue, Ser. A-1-CL
                111, 5.125%, 7/1/24 ......................................................     Aa3           979,690
                VIRGINIA (1.9%)
  1,500,000     Housing Development Authority, Commonwealth Mortgage
                Revenue, Ser. A, 4.85%, 10/1/21 ..........................................     Aa1         1,457,010
  1,555,000     Pocahontas Parkway Association, Route 895 Connector, Toll Road
                Revenue, Ser. A, 5.25%, 8/15/09 ..........................................    Baa3         1,381,664
                                                                                                         -----------
                                                                                                           2,838,674
                                                                                                         -----------
                WASHINGTON (6.1%)
                Lewis County, Public District No. 001 Cowlitz Falls
                Hydroelectric Project, Revenue Bonds:
  1,500,000      5%, 10/1/10 .............................................................     Aaa         1,622,505
  1,000,000      5%, 10/1/21 .............................................................     Aaa         1,007,050
  1,000,000     Port Seattle, Revenue, Subordinated Lien, Ser. A, 5.25%, 9/1/22 ..........     Aaa         1,023,040
  1,875,000     Spokane, Public Facility District Hotel Motel & Sales Use Tax,
                Revenue Bonds, 5.75%, 12/1/20 ............................................     Aaa         2,054,400
    865,000     State House Finance Commission, Revenue Single Family Program,
                Ser. 3N-R, 5.35%, 12/1/16 ................................................     Aaa           883,208
  2,375,000     Tacoma, Water Revenue, 5.00%, 12/1/21 ....................................     Aaa         2,396,731
                                                                                                         -----------
                                                                                                           8,986,934
                                                                                                         -----------

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                          NATIONAL BOND PORTFOLIO                            RATING            VALUE
-------------   -------------------------------------------------------------------------------------------------
                WISCONSIN (1.3%)
 $2,225,000     Badger Tobacco Securitization Corp., Asset Backed Revenue,
                6.125%, 6/1/27 ................................................       Baa2           $  1,855,672
                                                                                                     ------------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                (COST $133,795,366) ...........................................                       133,997,862
                                                                                                     ------------
SHORT-TERM MUNICIPAL SECURITIES (11.8%)
  4,600,000     California Housing Finance Agency, Revenue, Home Mortgage
                Ser. R, .90%, 8/1/23 ..........................................        Aaa(1)           4,600,000
  2,550,000     Chicago, Illinois, General Obligation Unlimited, Board of
                Education, Ser. D, .85%, 3/1/32 ...............................     VM1G-1(3)           2,550,000
  1,500,000     Chicago, Illinois, General Obligation Unlimited, Metropolitan
                Water Reclamation District Greater Chicago, Capital
                Improvement Ser. E, .79%, 12/1/22 .............................     VM1G-1(3)           1,500,000
  2,000,000     Clark County, Nevada, Highway Improvement Revenue,
                Commercial Paper, .90%, 9/9/03 ................................         NR(4)           2,000,000
  5,000,000     Massachusetts State Health and Education Facilities Authority,
                Revenue, Capital Asset Program, Ser. D, .85%, 1/1/35 ..........     VM1G-1(1)           5,000,000
  1,000,000     Northern California Power Agency, Revenue Hydroelectric Project
                1-A, .80%, 7/1/24 .............................................        Aaa(3)           1,000,000
    800,000     San Antonio Texas Educational Facilities Corp., Revenue,
                Higher Education - Trinity University, .80%, 6/1/33 ...........         AA*(1)            800,000
                                                                                                     ------------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (COST $17,450,000) ............................................                        17,450,000
                                                                                                     ------------
                TOTAL MUNICIPAL SECURITIES (102.3%)
                (COST $151,245,366) ...........................................                       151,447,862
                LIABILITIES LESS CASH AND OTHER ASSETS (-2.3%) ................                        (3,506,532)
                                                                                                     ------------
                NET ASSETS (100.0%) ...........................................                      $147,941,330
                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION
                PRICE, PER OUTSTANDING SHARE ..................................                      $      10.45
                                                                                                     ============

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY (2) 3 DAYS OR (3) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2003.

(4) SECURITY NOT RATED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                MONEY MARKET PORTFOLIO                                 RATING            VALUE
----------   -------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (106.6%)
             ARIZONA (4.3%)
 $500,000    Maricopa County, School District No. 98 Fountain Hills University
             Refunding, Interest Certificates Ownership, 0%, 1/1/04 ....................       Aaa             $  497,652
             COLORADO (4.3%)
  500,000    Adams County, School District No. 001, General Obligation
             Unlimited, 2.00%, 12/1/03 .................................................       Aaa                501,095
             FLORIDA (6.1%)
  100,000    Fort Lauderdale Water and Sewer Revenue, Ser. B, 5.20%, 9/1/03 ............       Aa2                100,021
  100,000    Jacksonville Electric Authority, Revenue, Ser. D, 5.375%, 10/1/11 .........       Aaa                100,927
  500,000    Orlando Utilities Commission Water and Electric Revenue,
             Ser. A, 5.50%, 10/1/12 ....................................................       Aa2                511,892
                                                                                                               ----------
                                                                                                                  712,840
                                                                                                               ----------
             IDAHO (1.7%)
  200,000    Building Authority Revenue Refunding, Ser. C, 2.50%, 9/1/03 ...............       Aaa                200,014
             ILLINOIS (38.5%)
  500,000    Chicago Board of Education, General Obligations Unlimited Tax,
             Ser. D, .85%, 3/1/32 ......................................................    VM1G-1(2)             500,000
  500,000    Development Financing Authority Revenue, Chicago Educational
             TV Association, Ser. A, .85%, 11/1/14 .....................................    VM1G-1(2)             500,000
  500,000    Development Financing Authority Revenue, Glenwood School for
             Boys, .85%, 2/1/33 ........................................................    VM1G-1(2)             500,000
  500,000    Development Financing Authority Revenue,
             World Communications, Inc. .85%, 8/1/15 ...................................    VM1G-1(2)             500,000
  500,000    Educational Facilities Authority, Revenue, DePaul University,
             Ser. CP-1, .85%, 4/1/26 ...................................................    VM1G-1(2)             500,000
  500,000    Educational Facilities Authority, Revenue Northwestern Project,
             .85%, 12/1/25 .............................................................    VM1G-1(2)             500,000
  500,000    Naperville, Revenue, Dupage Children's Museum Project,
             .90%, 6/1/30 ..............................................................    VM1G-1(2)             500,000
  500,000    Village of Schaumburg, General Obligations Unlimited Tax,
             Ser. B, .87%, 12/1/15 .....................................................    VM1G-1(2)             500,000
  500,000    Village of South Barrington, Cook County, General Obligations
             Variable Rate Demand Ser. 1998, 6.85%, 12/27/01 ...........................       A-1+*(2)           500,000
                                                                                                               ----------
                                                                                                                4,500,000
                                                                                                               ----------

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                             MONEY MARKET PORTFOLIO                             RATING        VALUE
------------------------------------------------------------------------------------------------------------
             MARYLAND (4.5%)
             Prince George County Industrial Development Authority,
             Lease Revenue Bonds:
 $310,000     Upper Marlboro Justice-A, 2.00%, 6/30/04 ...........................      Aaa         $312,695
  210,000     Upper Marlboro Justice-B, 2.00%, 6/30/04 ...........................      Aaa          211,826
                                                                                                    --------
                                                                                                     524,521
                                                                                                    --------
             MASSACHUSETTS (1.7%)
  200,000    State Health and Educational Facilities Authority, Revenue,
             Capital Asset Program, Ser. D, .85%, 1/1/35 .........................   VM1G-1(1)       200,000
             MICHIGAN (4.3%)
  500,000    Detroit Economic Development Corp., Research Recovery
             Revenue, Ser. A, .3.45%, 5/1/04 .....................................      Aaa          507,341
             MINNESOTA (4.3%)
  500,000    State Higher Education Coordinating Board, Revenue,
             Supplement Student Loan Program B, .95%, 11/1/24 ....................   VM1G-1(2)       500,000
             MISSOURI (3.0%)
  350,000    State Health and Educational Facilities Authority, Revenue,
             St. Luke's Episcopal-Presbyterian Hospital, 3.35%, 12/1/03 ..........      Aaa          351,976
             NEW JERSEY (3.0%)
  100,000    State Building Authority Revenue Bonds, 5.50%, 6/15/04 ..............      Aa3          103,432
  250,000    State Transportation Corp., Certificates Participation,
             Federal Administration Grants, Ser. B, 5.25%, 9/15/03 ...............      Aaa          250,444
                                                                                                    --------
                                                                                                     353,876
                                                                                                    --------
             NEW YORK (3.4%)
  100,000    New York City Municipal Water Finance Authority,
             Revenue, Ser. C, .85%, 6/15/23 ......................................   VM1G-1(1)       100,000
  300,000    Saratoga County Industrial Development Agency, Revenue,
             Skidmore College Project, Ser. A, 2.00%, 7/1/04 .....................      Aaa          302,235
                                                                                                    --------
                                                                                                     402,235
                                                                                                    --------
             NORTH CAROLINA (2.2%)
  255,000    Fayetteville Public Works Commission, Revenue,
             Ser. A, 6.75%, 3/1/04 ...............................................      Aaa          262,263

--------------------------------------------------------------------------------
12

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                               MONEY MARKET PORTFOLIO                                  RATING             VALUE
----------   --------------------------------------------------------------------------------------------------------------
             OREGON (8.6%)
 $500,000    Lane County School District No.4J Eugene, General Obligation
             Unlimited, 5.80%, 7/1/19 .................................................       Aa3             $   506,372
  500,000    Portland, Multifamily Revenue, South Park Block Project,
             Ser. A, .85%, 12/1/11 ....................................................       A-1+*(2)            500,000
                                                                                                              -----------
                                                                                                                1,006,372
                                                                                                              -----------
             PENNSYLVANIA (4.2%)
  200,000    State General Obligation Unlimited, First Series, 5.30%, 5/1/04 ..........       Aa2                 205,639
  275,000    Westmoreland County Municipal Authority, Municipal Service
             Revenue, 4.80%, 8/14/04 ..................................................       Aaa                 284,676
                                                                                                              -----------
                                                                                                                  490,315
                                                                                                              -----------
             TENNESSEE (4.3%)
  500,000    Rutherford County Industrial Development Board, Industrial
             Development Revenue, Series 1994, (Square D Co. Project),
             .85%, 4/1/17 .............................................................       A-1+*(2)            500,000
             TEXAS (4.3%)
  200,000    San Antonio Educational Facilities Corp., Revenue,
             Higher Education - Trinity University, .80%, 6/1/33 ......................        AA-*(1)            200,000
  300,000    State Tax and Revenue Anticipating Notes, 2.00%, 8/31/04 .................     MIG-1                 302,508
                                                                                                              -----------
                                                                                                                  502,508
                                                                                                              -----------
             WISCONSIN (3.9%)
  455,000    West Allis, Variable Rate Demand Revenue Bonds, Ser. 2001,
             State Fair Park Exposition Center, .90%, 9/1/28 ..........................    VM1G-1(2)              455,000
                                                                                                              -----------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES (106.6%)
             (COST $12,468,008) .......................................................                       $12,468,008
             LIABILITIES LESS CASH AND OTHER ASSETS (-6.6%) ...........................                          (769,021)
                                                                                                              -----------
             NET ASSETS (100.0%) ......................................................                       $11,698,987
                                                                                                              ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE, PER OUTSTANDING SHARE .............................................                       $      1.00
                                                                                                              ===========

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY OR (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      PORTFOLIO
                                               ----------------------
                                               NATIONAL         MONEY
                                                 BOND          MARKET
                                               ----------------------
                                                   (IN THOUSANDS)
ASSETS:
Investment securities, at value
   (cost $151,245 and amortized
   cost $12,468) ...........................   $151,448        $12,468
Cash .......................................      1,040              4
Receivable for securities sold .............     11,428             --
Receivable for capital shares sold .........      3,133             --
Interest receivable ........................      1,539             59
                                               -----------------------
TOTAL ASSETS ...............................    168,588         12,531
                                               -----------------------
LIABILITIES:
Payable for securities purchased ...........     18,921            804
Capital shares repurchased .................      1,428              3
Dividends payable to shareholders ..........        115             --
Accrued expenses:
   Advisory fee ............................         61              4
   Service and distribution plan
      fees payable .........................         30             --
   Other ...................................         92             21
                                               -----------------------
TOTAL LIABILITIES ..........................     20,647            832
                                               -----------------------
NET ASSETS .................................   $147,941        $11,699
                                               =======================
NET ASSETS
Capital stock, at $.01 par value
  (Authorized 65,000,000 shares
  and 125,000,000 shares, respectively;
  outstanding 14,156,420 shares and
   11,716,148 shares, respectively) ........   $    141        $   117
Additional paid-in capital .................    146,363         11,581
Undistributed net
   investment income .......................        240             --
Accumulated net realized
   gain (loss) on investments ..............        994              1
Net unrealized appreciation
   of investments ..........................        203             --
                                               -----------------------
NET ASSETS .................................   $147,941        $11,699
                                               =======================
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE .......................   $  10.45        $  1.00
                                               =======================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2003
(UNAUDITED)
--------------------------------------------------------------------------------

                                                      PORTFOLIO
                                               ----------------------
                                               NATIONAL         MONEY
                                                 BOND          MARKET
                                               ----------------------
                                                   (IN THOUSANDS)
INVESTMENT INCOME:
Interest ...................................     $ 3,485          $ 58
                                               -----------------------
EXPENSES:
Advisory fee ...............................        399             28
Service and distribution plan fee ..........        199             14
Audit and legal fees .......................         43              4
Transfer agent fees ........................         30              9
Registration and filing fees ...............         22              5
Custodian fees .............................         21              3
Printing and stationary ....................          9              1
Director's fees and expenses ...............          9              1
Other ......................................         16              5
                                               -----------------------
     Total expenses before fees
        waived and custody credits .........        748             70
     Less: service and distribution
        plan fee waived ....................         --            (14)
     Less: advisory fee waived .............         --             (6)
     Less: custody credits .................         (3)            --
                                               -----------------------
     Net Expenses ..........................        745             50
                                               -----------------------
NET INVESTMENT INCOME ......................    $ 2,740           $  8
                                               -----------------------
REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS
     Net Realized Gain .....................      1,168             --
     Net change in Net Unrealized
        Appreciation .......................     (5,773)            --
                                               -----------------------
NET REALIZED GAIN AND CHANGE IN
   NET UNREALIZED APPRECIATION ON
   INVESTMENTS .............................      (4605)            --
                                               -----------------------
NET (DECREASE) INCREASE IN NET
   ASSETS FROM OPERATIONS ..................    $(1,865)          $  8
                                               =======================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                                VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
AND FOR THE YEAR ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                                                      NATIONAL BOND                   MONEY MARKET
                                                        PORTFOLIO                       PORTFOLIO
                                              -------------------------------------------------------------
                                               SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                                  ENDED           ENDED           ENDED           ENDED
                                               AUGUST 31,     FEBRUARY 28,      AUGUST 31,     FEBRUARY 28,
                                                  2003            2003             2003            2003
                                              -------------------------------------------------------------
                                                                 (DOLLARS IN THOUSANDS)
 Net investment income ......................  $    2,740      $    6,291       $     8         $     43
 Net realized gain on investments ...........       1,168           1,459            --                1
 Change in unrealized appreciation ..........      (5,773)          1,782            --               --
 Net increase from payments
   made by Adviser ..........................          --              --            --               10
                                              -------------------------------------------------------------
 Net (decrease) increase in net assets
   from operations ..........................      (1,865)          9,532             8               54
                                              -------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income ......................      (2,748)         (6,201)             (9)           (43)
 Net realized gains .........................          --            (300)           --               --
                                              -------------------------------------------------------------
 Net decrease in net assets
   from distributions .......................      (2,748)         (6,501)             (9)           (43)
                                              -------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ...........     208,627         220,893         3,160            5,515
 Net proceeds from reinvestment of
   distributions to shareholders ............       1,907           4,548             9               43
 Cost of shares repurchased .................    (223,155)       (225,425)       (1,888)          (6,843)
                                              -------------------------------------------------------------
 Net (decrease) increase in net assets
   from capital share transactions ..........     (12,621)             16         1,281           (1,285)
                                              -------------------------------------------------------------
TOTAL (DECREASE) INCREASE IN NET ASSETS .....     (17,234)          3,047         1,280           (1,274)
NET ASSETS:
 Beginning of period ........................     165,175         162,128        10,419           11,693
                                              -------------------------------------------------------------
 End of period ..............................  $  147,941      $  165,175       $11,699         $ 10,419
                                              =============================================================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME ......................  $       (8)     $      248       $    (1)        $      1
                                              =============================================================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

--------------------------------------------------------------------------------
16

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

(F) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

                                          NATIONAL BOND PORTFOLIO
                                    ---------------------------------
                                       SIX MONTHS
                                          ENDED           YEAR ENDED
                                     AUGUST 31, 2003     FEBRUARY 28,
                                       (UNAUDITED)          2003
                                    ---------------------------------
                                             (IN THOUSANDS)

Shares sold .....................         19,435         20,630
Shares issued to
   shareholders in
   reinvestment of
   distributions ................            177            425
                                         ----------------------
                                          19,612         21,055
Shares repurchased ..............        (20,687)       (21,006)
                                         ----------------------
Net (decrease) increase .........         (1,075)            49
                                         ======================


                                         MONEY MARKET PORTFOLIO
                                    ---------------------------------
                                       SIX MONTHS
                                          ENDED           YEAR ENDED
                                     AUGUST 31, 2003     FEBRUARY 28,
                                       (UNAUDITED)          2003
                                    ---------------------------------
                                             (IN THOUSANDS)

Shares sold .....................          3,160         5,515
Shares issued to
   shareholders in
   reinvestment of
   distributions ................              9            43
                                           -----         -----
                                           3,169         5,558
Shares repurchased ..............         (1,888)       (6,843)
                                          ------        ------
Net increase (decrease) .........          1,281        (1,285)
                                          ======        ======

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

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of municipal securities were as follows:

                                               NATIONAL BOND
                                                 PORTFOLIO
                                              ----------------
                                                 SIX MONTHS
                                                    ENDED
                                               AUGUST 31, 2003
                                                 (UNAUDITED)
                                              ----------------
                                               (IN THOUSANDS)
PURCHASES:
 Long-term obligations ....................      $121,517
 Short-term obligations ...................       201,745
                                                 --------
                                                 $323,262
                                                 ========
MATURITIES OR SALES:
 Long-term obligations ....................      $129,257
 Short-term obligations ...................       215,360
                                                 --------
                                                 $344,617
                                                 ========

                                                MONEY MARKET
                                                  PORTFOLIO
                                              ----------------
                                                 SIX MONTHS
                                                    ENDED
                                               AUGUST 31, 2003
                                                 (UNAUDITED)
                                              ----------------
                                               (IN THOUSANDS)
PURCHASES:
 Municipal short-term obligations .........      $ 13,442
                                                 ========
MATURITIES OR SALES:
 Municipal short-term obligations .........      $ 11,500
                                                 ========

4. INCOME TAXES

At August 31, 2003, information on the tax components of investment is as follows:

                                                  NATIONAL BOND
                                                    PORTFOLIO
                                                   (UNAUDITED)
                                                 ---------------
                                                  (IN THOUSANDS)
Cost of investments for tax purposes .........       $150,977
                                                     ========
Gross tax unrealized appreciation ............       $  2,441
Gross tax unrealized depreciation ............       $ (1,970)
                                                     --------
Net tax unrealized appreciation on
   investments ...............................       $    471
                                                     ========

The National Bond Portfolio's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and wash sales.

                                                   MONEY MARKET
                                                    PORTFOLIO
                                                   (UNAUDITED)
                                                 ---------------
                                                  (IN THOUSANDS)
Cost of investments for tax purposes .........       $12,268
                                                     =======

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18

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $398,634 and $21,502 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2003. The advisory fee is based on average daily net assets of the portfolios of the Fund at an annual rate of ..50%. For the period March 1, 2003 through August 25, 2003 the Adviser voluntarily waived a portion of the Money Market Portfolio's advisory fee in the amount of $5,594. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the six months ended August 31, 2003, the Fund's expenses were reduced by $2,500 and $200 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $199,317 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the six months ended August 31, 2003. Fees amounting to $13,548 payable to the Distributor by the Money Market Portfolio under this Plan for the six months ended August 31, 2003, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At August 31, 2003, the Adviser and/or affiliated companies owned 289,904 shares of the National Bond Portfolio common shares, representing 2.05% of the outstanding shares and 1,043 shares of the Money Market Portfolio representing ..01% of the outstanding shares. In addition, certain officers and directors of the Fund owned 113,733 shares of the National Bond Portfolio, representing .80% of the outstanding shares and 7,510 shares of the Money Market Portfolio, representing .06% of the outstanding shares.




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                                                                              19

THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                      SIX MONTHS                               NATIONAL BOND PORTFOLIO
                                        ENDED                            YEARS ENDED ON LAST DAY OF FEBRUARY,
                                   AUGUST 31, 2003    ------------------------------------------------------------------------
                                     (UNAUDITED)         2003            2002            2001            2000            1999
                                   ===========================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD .......................    $  10.84        $  10.68        $  10.51        $   9.79        $  10.80        $  11.04
                                      ----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ..........        0.19            0.43            0.45            0.49            0.49            0.52
  Net gains or losses on
    securities (both realized
    and unrealized) ..............       (0.39)           0.17            0.17            0.72           (0.95)           0.03
                                      ----------------------------------------------------------------------------------------
  Total from investment
    operations ...................       (0.20)           0.60            0.62            1.21           (0.46)           0.55
                                      ----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ............       (0.19)          (0.42)          (0.45)          (0.49)          (0.49)          (0.52)
  Distributions from
    capital gains ................          --           (0.02)             --              --           (0.06)          (0.27)
                                      ----------------------------------------------------------------------------------------
  Total distributions ............       (0.19)          (0.44)          (0.45)          (0.49)          (0.55)          (0.79)
                                      ----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...    $  10.45        $  10.84        $  10.68        $  10.51        $   9.79        $  10.80
                                      ========================================================================================
TOTAL RETURN .....................       (1.91)%+         5.76%           5.97%          12.68%          (4.30)%+         4.88%
                                      ========================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..................    $147,941        $165,175        $162,128        $158,139        $150,514        $182,017
Ratio of expenses to average
 net assets ......................         .94%(1)*        .91%(1)         .91%(1)         .82%(1)         .64%(1)         .63%(1)
Ratio of net investment income
 to average net assets ...........        3.42%*          4.00%           4.28%(3)        4.82%           4.77%           4.71%
Portfolio turnover rate ..........          87%            134%             76%             94%            163%            192%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .93%*, .90%, .90%, .81%, .63% AND .62%, RESPECTIVELY, AS OF AUGUST 31, 2003,
    FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 28, 2001, FEBRUARY 29, 2000 AND FEBRUARY 28, 1999.
 +  NOT ANNUALIZED
 *  ANNUALIZED



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
20

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                 SIX MONTHS                                 MONEY MARKET PORTFOLIO
                                    ENDED                            YEARS ENDED ON LAST DAY OF FEBRUARY,
                               AUGUST 31, 2003     -----------------------------------------------------------------------
                                (UNAUDITED)          2003            2002            2001            2000            1999
                                  ========================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD .....................  $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                  ----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ........     0.001           0.004            0.01            0.03            0.02            0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ..........    (0.001)         (0.004)          (0.01)          (0.03)          (0.02)          (0.02)
                                  ----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .  $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                  ========================================================================================
TOTAL RETURN ...................       .09%+          0.39%           1.12%           2.76%           2.38%           2.39%
                                  ========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ................  $ 11,699        $ 10,419        $ 11,693        $ 13,158        $ 13,456        $ 15,256
Ratio of expenses to average
 net assets ....................       .91%*(1)(2)    1.00%(1)(2)     1.25%(1)(2)     1.33%(1)(2)     1.15%(1)        1.18%(1)
Ratio of net investment income
 to average net assets .........       .17%*          0.39%           1.14%           2.73%           2.33%           2.38%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .90%, .99%*, 1.23%, 1.31%, 1.14%, AND 1.16%, RESPECTIVELY, AS OF AUGUST 31,
    2003, FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 28, 2001, FEBRUARY 29, 2000 AND FEBRUARY 28, 1999.
(2) NET OF WAIVED ADVISORY, SERVICE AND DISTRIBUTION PLAN FEE. HAD THE EXPENSES BEEN PAID BY THE MONEY MARKET PORTFOLIO THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.26%*, 1.27%, 1.50% AND 1.47% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN (.18)%* .15%, .89% AND 2.59%, RESPECTIVELY, AS OF AUGUST 31, 2003, FEBRUARY 28, 2003, FEBRUARY 28, 2002 AND FEBRUARY 28, 2001.
 +  NOT ANNUALIZED
 *  ANNUALIZED



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
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THE VALUE LINE TAX EXEMPT FUND, INC.

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                                            THE VALUE LINE TAX EXEMPT FUND, INC.

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THE VALUE LINE TAX EXEMPT FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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24